Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Outstanding principal	$ 421,464	$ 466,124
Total debt	414,589	456,961
Less: Current portion of long-term debt	(59,119)	(44,660)
Long-term debt	355,470	412,301
Lampung facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost	(2,999)	(4,309)
$385 million facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost	(3,876)	(4,854)
Export credit tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	79,324	94,210
Export credit tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	44,500	51,167
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	18,635	22,812
Commercial tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	230,705	249,635
Revolving credit facility [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 48,300	$ 48,300